INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Current Inventories
	December 31,
	2022	2021

Raw materials and components	$1,899	$2,028
Work-in-progress	1,004	729
Finished products	8,525	8,823

	$11,428	$11,580